Landfill Assets	12 Months Ended
Dec. 31, 2014
Landfill Assets Disclosure [Abstract]
Landfill Assets Disclosure [Text Block]

15. Landfill Assets

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,649,850	$713,755	$936,095

		December 31, 2013
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,614,583	$661,852	$952,731

Capitalized interest for the year ended December 31, 2014 amounted to $2,078 (2013 - $1,989).